Long Term Debt - Project Level Secured Term Loans - Indian Rupee Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) Installment MW	Mar. 31, 2021 USD ($) Installment	Mar. 31, 2020 INR (₨) Installment MW	Mar. 31, 2020 USD ($) Installment	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2021 USD ($) MW	Mar. 31, 2020 USD ($) MW
Debt Instrument [Line Items]
Borrowings	₨ 94,580		₨ 88,889				$ 1,293.1
Borrowings	95,619						1,307.4
Long-term Debt [Member]
Debt Instrument [Line Items]
Unused commitments	19,055						260.5
Secured Indian Rupee Term Loan [Member]
Debt Instrument [Line Items]
Borrowings	₨ 437						$ 6.0
Capacity of solar power project | MW	5						5
Interest rate	9.70%	9.70%
Number of repayment installments | Installment	49	49
Repayment of loan, commenced date	Dec. 31, 2019	Dec. 31, 2019
Net carrying value of underlying collateral	₨ 497						$ 6.8
Percentage of pledge shares of promoter company	51.00%						51.00%
Secured Indian Rupee Term Loan - 1 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 75						$ 1.0
Capacity of solar power project | MW	2.5						2.5
Interest rate	12.15%	12.15%
Number of repayment installments | Installment	29	29
Repayment of loan, commenced date	Jan. 15, 2014	Jan. 15, 2014
Secured Indian Rupee Term Loan - 1 [Member] | Azure Power Solar Energy Private Limited [Member]
Debt Instrument [Line Items]
Net carrying value of underlying collateral	₨ 97						$ 1.3
Secured Indian Rupee Term Loan - 2 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 1,189						$ 16.3
Capacity of solar power project | MW	30						30
Interest rate	11.25%	11.25%
Number of repayment installments | Installment	58	58
Repayment of loan, commenced date	Dec. 31, 2015	Dec. 31, 2015
Net carrying value of underlying collateral	₨ 1,544						$ 21.1
Secured Indian Rupee Term Loan - 2 [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate, percentage points added to the base rate	1.50%	1.50%
Secured Indian Rupee Term Loan - 7 [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW			50					50
Interest rate	8.75%	8.75%
Number of repayment installments | Installment			71	71
Percentage of pledge shares of promoter company	51.00%						51.00%
Borrowings			₨ 2,010					$ 27.5
Secured Indian Rupee Term Loan - 7 [Member] | TCCL Prime Lending Rate [Member] | TATA Capital Financial Services Limited [Member]
Debt Instrument [Line Items]
Interest rate			8.15%	8.15%
Secured Indian Rupee Term Loan - 7 [Member] | Azure Power India Private Limited [Member]
Debt Instrument [Line Items]
Net carrying value of underlying collateral	₨ 2,645						$ 36.2
Secured Indian Rupee Term Loan - 9 [Member]
Debt Instrument [Line Items]
Borrowings			₨ 427					$ 5.6
Capacity of solar power project | MW			10					10
Number of repayment installments | Installment			60	60
Repayment of loan, commenced date			Jun. 30, 2017	Jun. 30, 2017
Net carrying value of underlying collateral			₨ 581					$ 7.7
Secured Indian Rupee Term Loan - 9 [Member] | PFS Reference Rate [Member]
Debt Instrument [Line Items]
Number of years for rate revision			10 years	10 years
Secured Indian Rupee Term Loan - 10 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 5,113						$ 69.9
Capacity of solar power project | MW	100						100
Interest rate	10.50%	10.50%
Number of repayment installments | Installment	73	73
Repayment of loan, commenced date	Jun. 30, 2018	Jun. 30, 2018
Net carrying value of underlying collateral	₨ 5,247						$ 71.7
Secured Indian Rupee Term Loan - 11 [Member]
Debt Instrument [Line Items]
Borrowings			₨ 400		₨ 1,070			$ 5.3
Capacity of solar power project | MW			200					200
Number of repayment installments | Installment			74	74
Repayment of loan, commenced date			Mar. 31, 2020	Mar. 31, 2020
Net carrying value of underlying collateral			₨ 9,262					$ 122.9
Borrowings			₨ 1,399					18.5
Secured Indian Rupee Term Loan - 11 [Member] | Marginal Cost of Funds Based Lending Rate [Member]
Debt Instrument [Line Items]
Interest rate			0.55%	0.55%
Secured Indian Rupee Term Loan - 12 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 1,734						$ 23.7
Capacity of solar power project | MW	200						200
Number of repayment installments | Installment	72	72
Repayment of loan, commenced date	Sep. 30, 2020	Sep. 30, 2020
Net carrying value of underlying collateral	₨ 9,238						$ 126.3
Borrowings	₨ 1,572						21.5
Secured Indian Rupee Term Loan - 12 [Member] | Marginal Cost of Funds Based Lending Rate [Member]
Debt Instrument [Line Items]
Interest rate	0.55%	0.55%
Secured Indian Rupee Term Loan - 13 [Member] | IFC Led Consortium for Rooftop Projects [Member]
Debt Instrument [Line Items]
Interest rate					10.74%	10.74%
Repayment of loan, commenced date					Apr. 30, 2019	Apr. 30, 2019
Net carrying value of underlying collateral	₨ 1,597						21.8
Borrowings	₨ 121						$ 1.6
Proceeds from term and other debt					₨ 124	$ 1.8
Debt instrument, covenant compliance description	As of March 31, 2021, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.	As of March 31, 2021, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.
Secured Indian Rupee Term Loan - 14 [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW	16						16
Interest rate	8.40%	8.40%
Number of repayment installments | Installment	52	52
Repayment of loan, commenced date	Jun. 30, 2020	Jun. 30, 2020
Net carrying value of underlying collateral	₨ 574						$ 7.8
Percentage of pledge shares of promoter company	51.00%						51.00%
Borrowings			₨ 441					6.0
Proceeds from term and other debt	₨ 56	$ 0.8	463	$ 6.1
Secured Indian Rupee Term Loan - 14 [Member] | 6 Months Marginal Cost of Funds Based Lending Rate [Member]
Debt Instrument [Line Items]
Interest rate	1.45%	1.45%
Secured Indian Rupee Term Loan - 15 [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW	90						90
Interest rate	10.65%	10.65%
Number of repayment installments | Installment	204	204
Repayment of loan, commenced date	Apr. 30, 2022	Apr. 30, 2022
Net carrying value of underlying collateral	₨ 2,843						$ 38.9
Percentage of pledge shares of promoter company	100.00%						100.00%
Borrowings			1,774					24.3
Proceeds from term and other debt	₨ 786	$ 10.6	1,000	$ 13.3
Secured Indian Rupee Term Loan - 15 [Member] | PFS Reference Rate [Member]
Debt Instrument [Line Items]
Number of years for rate revision	1 year	1 year
Secured Indian Rupee Term Loan - 16 [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW	35						35
Interest rate	9.60%	9.60%
Number of repayment installments | Installment	52	52
Repayment of loan, commenced date	Jun. 30, 2020	Jun. 30, 2020
Net carrying value of underlying collateral	₨ 2,411						$ 33.0
Borrowings			2,410					33.0
Proceeds from term and other debt	₨ 2,560	$ 34.8
Percentage of pledge shares, CCD, NCD of promoter company	92.31%						92.31%
Secured Indian Rupee Term Loan - 17 [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW	600						600
Interest rate	10.30%	10.30%
Number of repayment installments | Installment	228	228
Repayment of loan, commenced date	Nov. 30, 2021	Nov. 30, 2021
Net carrying value of underlying collateral	₨ 19,283						$ 263.6
Borrowings			₨ 4,043					$ 55.3
Proceeds from term and other debt	₨ 4,095	$ 56.0
Secured Indian Rupee Term Loan - 17 [Member] | PFS Reference Rate [Member]
Debt Instrument [Line Items]
Number of years for rate revision	3 years	3 years
Secured Indian Rupee Term Loan - 18 [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW	10						10
Interest rate	8.50%	8.50%
Number of repayment installments | Installment	54	54
Repayment of loan, commenced date	Dec. 31, 2020	Dec. 31, 2020
Net carrying value of underlying collateral	₨ 615						$ 8.4
Borrowings	389						$ 5.3
Proceeds from term and other debt	₨ 413	$ 5.6
Percentage of pledge equity shares and CCD of promoter company	51.00%						51.00%
Secured Indian Rupee Term Loan - 18 [Member] | PFS Reference Rate [Member]
Debt Instrument [Line Items]
Number of years for rate revision	2 years	2 years